PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Less: accumulated depreciation	$ (138,026)	$ (76,308)
Property and equipment, net	270,814	372,475
Building [Member]
Property, Plant and Equipment, Gross	173,388	182,721
Vehicles [Member]
Property, Plant and Equipment, Gross	189,167	199,348
Machinery [Member]
Property, Plant and Equipment, Gross	6,268	24,541
Furniture [Member]
Property, Plant and Equipment, Gross	12,123	12,775
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	$ 27,894	$ 29,398